Commitments (Capital commitments) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about commitments [line items]
Contracted but not provided	¥ 42,634,992	¥ 16,790,739
Joint ventures [member]
Disclosure of detailed information about commitments [line items]
Commitments to make capital contributions	¥ 31,116